Contingent liabilities, contractual commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Contingent Liabilities, Contractual Commitments and Guarantees

	HSBC		HSBC Holdings[1]
	2025	2024	2025	2024
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	17,476	16,998	—	—
– performance and other guarantees	102,684	92,723	6,983	7,327
– other contingent liabilities	164	298	—	—
At 31 Dec	120,324	110,019	6,983	7,327
Commitments:[2]
– documentary credits and short-term trade-related transactions	6,959	7,096	—	—
– forward asset purchases and forward deposits placed	84,978	61,017	—	—
– standby facilities, credit lines and other commitments to lend	856,700	793,465	—	—
At 31 Dec	948,637	861,578	—	—
1Guarantees by HSBC Holdings are in favour of other Group entities. These include contracts that provide protection against credit risk on a specified exposure but do not meet the definition of financial guarantees.
2Includes $690.8bn of commitments at 31 December 2025 (31 December 2024: $619.4bn), to which the impairment requirements in IFRS 9 are applied.